Allowance for impairment losses (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Allowance for impairment losses.
Balance	£ 3,362
Impact of transfers between stages		£ 493
Charge to the income statement	579	937
Balance	3,511	3,362
Total allowance for impairment losses	3,362	3,362
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	1
Stage 1
Allowance for impairment losses.
Balance	650
Impact of transfers between stages		(7)
Balance	713	650
Total allowance for impairment losses	650	650
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	1
Stage 2
Allowance for impairment losses.
Balance	1,058
Impact of transfers between stages		56
Balance	1,032	1,058
Total allowance for impairment losses	1,058	1,058
Stage 3
Allowance for impairment losses.
Balance	1,576
Impact of transfers between stages		444
Balance	1,585	1,576
Total allowance for impairment losses	1,576	1,576
Purchased Or Originated Credit Impairment [Member]
Allowance for impairment losses.
Balance	78
Balance	181	78
Total allowance for impairment losses	78	78
Drawn balance
Allowance for impairment losses.
Balance	3,169	3,260
Exchange and other adjustments	438	135
Impact of transfers between stages	369
Other items charged to the income statement	230	531
Charge to the income statement	599	1,024
Advances written off	(1,069)	(1,605)
Disposal of businesses		(181)
Recoveries of advances written off in previous years	229	580
Discount unwind	(28)	(44)
Balance	3,338	3,169
Total allowance for impairment losses	3,169	3,260
Drawn balance | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	369	493
Drawn balance | Stage 1
Allowance for impairment losses.
Balance	527	590
Exchange and other adjustments	5	2
Impact of transfers between stages	(280)
Other items charged to the income statement	100	(58)
Charge to the income statement	92
Charge to the income statement		(65)
Balance	624	527
Total allowance for impairment losses	527	590
Drawn balance | Stage 1 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	329	304
Drawn balance | Stage 1 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(50)	(46)
Drawn balance | Stage 1 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(7)	(32)
Drawn balance | Stage 1 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	(8)	(233)
Drawn balance | Stage 2
Allowance for impairment losses.
Balance	994	1,147
Exchange and other adjustments	(86)
Impact of transfers between stages	373
Other items charged to the income statement	(55)	(107)
Charge to the income statement	45
Charge to the income statement		(51)
Disposal of businesses		(102)
Balance	953	994
Total allowance for impairment losses	994	1,147
Drawn balance | Stage 2 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(323)	(299)
Drawn balance | Stage 2 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	86	85
Drawn balance | Stage 2 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(36)	(131)
Drawn balance | Stage 2 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	100	401
Drawn balance | Stage 3
Allowance for impairment losses.
Balance	1,570	1,491
Exchange and other adjustments	324	133
Impact of transfers between stages	276
Other items charged to the income statement	305	696
Charge to the income statement	582	1,140
Advances written off	(1,069)	(1,605)
Disposal of businesses		(79)
Recoveries of advances written off in previous years	201	553
Discount unwind	(28)	(63)
Balance	1,580	1,570
Total allowance for impairment losses	1,570	1,491
Drawn balance | Stage 3 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(6)	(5)
Drawn balance | Stage 3 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(36)	(39)
Drawn balance | Stage 3 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	43	163
Drawn balance | Stage 3 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	277	325
Drawn balance | Purchased Or Originated Credit Impairment [Member]
Allowance for impairment losses.
Balance	78	32
Exchange and other adjustments	195
Other items charged to the income statement	(120)
Charge to the income statement	(120)
Recoveries of advances written off in previous years	28	27
Discount unwind		19
Balance	181	78
Total allowance for impairment losses	78	32
Undrawn balance
Allowance for impairment losses.
Balance	193	273
Exchange and other adjustments	(1)	(7)
Impact of transfers between stages	10	(8)
Other items charged to the income statement	(29)	(65)
Charge to the income statement	(19)	(73)
Balance	173	193
Total allowance for impairment losses	193	273
Undrawn balance | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	10	(8)
Undrawn balance | Stage 1
Allowance for impairment losses.
Balance	123	147
Exchange and other adjustments		(5)
Impact of transfers between stages	(14)	(5)
Other items charged to the income statement	(32)	(14)
Charge to the income statement	(34)	(19)
Balance	89	123
Total allowance for impairment losses	123	147
Undrawn balance | Stage 1 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	17	28
Undrawn balance | Stage 1 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(5)	(6)
Undrawn balance | Stage 1 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages		(2)
Undrawn balance | Stage 1 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	(2)	(25)
Undrawn balance | Stage 2
Allowance for impairment losses.
Balance	64	126
Exchange and other adjustments	(1)	(14)
Impact of transfers between stages	25	(5)
Other items charged to the income statement	5	(43)
Charge to the income statement	16
Charge to the income statement		(48)
Balance	79	64
Total allowance for impairment losses	64	126
Undrawn balance | Stage 2 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(17)	(28)
Undrawn balance | Stage 2 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	5	6
Undrawn balance | Stage 2 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(2)	(5)
Undrawn balance | Stage 2 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	11	22
Undrawn balance | Stage 3
Allowance for impairment losses.
Balance	6
Exchange and other adjustments		12
Impact of transfers between stages	(1)	2
Other items charged to the income statement	(2)	(8)
Charge to the income statement	(1)	(6)
Balance	5	6
Total allowance for impairment losses	6	6
Undrawn balance | Stage 3 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	2	7
Undrawn balance | Stage 3 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	1	(5)
Loans and Advances to Banks [Member]
Allowance for impairment losses.
Balance	2
Balance	3	2
Total allowance for impairment losses	2	2
Loans and Advances to Banks [Member] | Stage 1
Allowance for impairment losses.
Balance	2
Balance	3	2
Total allowance for impairment losses	2	2
Loans and advances to customers [Member]
Allowance for impairment losses.
Balance	3,150
Balance	3,313	3,150
Total allowance for impairment losses	3,150	3,150
Loans and advances to customers [Member] | Stage 1
Allowance for impairment losses.
Balance	525
Balance	621	525
Total allowance for impairment losses	525	525
Loans and advances to customers [Member] | Stage 2
Allowance for impairment losses.
Balance	994
Balance	953	994
Total allowance for impairment losses	994	994
Loans and advances to customers [Member] | Stage 3
Allowance for impairment losses.
Balance	1,553
Balance	1,558	1,553
Total allowance for impairment losses	1,553	1,553
Loans and advances to customers [Member] | Purchased Or Originated Credit Impairment [Member]
Allowance for impairment losses.
Balance	78
Balance	181	78
Total allowance for impairment losses	78	78
Debt securities
Allowance for impairment losses.
Balance	6
Balance	3	6
Total allowance for impairment losses	6	6
Debt securities | Stage 3
Allowance for impairment losses.
Balance	6
Balance	3	6
Total allowance for impairment losses	6	6
Other assets
Allowance for impairment losses.
Balance	11
Balance	19	11
Total allowance for impairment losses	11	11
Other assets | Stage 3
Allowance for impairment losses.
Balance	11
Balance	19	11
Total allowance for impairment losses	11	11
Loan commitments and financial guarantees
Allowance for impairment losses.
Balance	193
Balance	173	193
Total allowance for impairment losses	193	193
Loan commitments and financial guarantees | Stage 1
Allowance for impairment losses.
Balance	123
Balance	89	123
Total allowance for impairment losses	123	123
Loan commitments and financial guarantees | Stage 2
Allowance for impairment losses.
Balance	64
Balance	79	64
Total allowance for impairment losses	64	64
Loan commitments and financial guarantees | Stage 3
Allowance for impairment losses.
Balance	6
Balance	5	6
Total allowance for impairment losses	£ 6	£ 6